Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of December 31,
	2018	2019
	US$	US$
Cost:
Warehouse equipment	952,104	983,218
Furniture and office equipment	647,752	885,327
Leasehold improvements	385,726	614,302
Total cost	1,985,582	2,482,847
Less: Accumulated depreciation	(509,070)	(1,053,868)
Property and equipment, net	1,476,512	1,428,979